Severance Indemnities and Pension Plans (Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits) (Detail)	Mar. 31, 2022
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Domestic, Japan | Pension benefits and SIPs | Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	35.50%
Domestic, Japan | Pension benefits and SIPs | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	28.40%
Domestic, Japan | Pension benefits and SIPs | Non-Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	14.80%
Domestic, Japan | Pension benefits and SIPs | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	14.50%
Domestic, Japan | Pension benefits and SIPs | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	1.50%
Domestic, Japan | Pension benefits and SIPs | Short-term assets and other
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.30%
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign offices and subsidiaries | Pension benefits | Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Pension benefits | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Pension benefits | Non-Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	41.30%
Foreign offices and subsidiaries | Pension benefits | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	42.00%
Foreign offices and subsidiaries | Pension benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	10.20%
Foreign offices and subsidiaries | Pension benefits | Short-term assets and other
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	6.50%
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign offices and subsidiaries | Other benefits | Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Other benefits | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%
Foreign offices and subsidiaries | Other benefits | Non-Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	63.00%
Foreign offices and subsidiaries | Other benefits | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	27.00%
Foreign offices and subsidiaries | Other benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	10.00%
Foreign offices and subsidiaries | Other benefits | Short-term assets and other
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.00%